CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Redeemable Noncontrolling Interest
Beginning balance at Dec. 31, 2016	$ 4,320	$ 25	$ (9)	$ 4,408	$ 1,652	$ (1,762)	$ 6
Beginning balance at Dec. 31, 2016								$ 21
Net income, excluding redeemable noncontrolling interests	280				272		8
Net income, redeemable non controlling interests								10
Other Comprehensive income (loss), net of tax	(207)					(204)	(3)
Dividends paid	(162)				(161)		(1)	(6)
Acquisition of treasury stock	(38)		(38)
Common shares issued from treasury stock and capital increase for share-based compensation	29		37	(8)
Share-based compensation expense	19			19
Other changes	(9)			(7)			(2)
Ending balance at Dec. 31, 2017	4,232	25	(10)	4,412	1,763	(1,966)	8
Ending balance at Dec. 31, 2017								25
Net income, excluding redeemable noncontrolling interests	1,087				1,068		19
Net income, redeemable non controlling interests								12
Other Comprehensive income (loss), net of tax	102					107	(5)
Dividends paid	(236)				(235)		(1)	(7)
Acquisition of treasury stock	(156)		(156)
Common shares issued from treasury stock and capital increase for share-based compensation	3		38	(35)
Share-based compensation expense	35			35
Other changes	1			(3)			4
Ending balance at Dec. 31, 2018	5,068	25	(128)	4,409	2,596	(1,859)	25
Ending balance at Dec. 31, 2018	30							30
Net income, excluding redeemable noncontrolling interests	1,442				1,422		20
Net income, redeemable non controlling interests								12
Other Comprehensive income (loss), net of tax	(81)					(78)	(3)
Reclassification of certain tax effects					65	(65)
Dividends paid	(276)				(275)		(1)	(7)
Acquisition of treasury stock	(57)		(57)
Common shares issued from treasury stock and capital increase for share-based compensation	(3)		31	(34)
Share-based compensation expense	33			33
Other changes	(5)			(4)			(1)
Ending balance at Dec. 31, 2019	6,121	$ 25	$ (154)	$ 4,404	$ 3,808	$ (2,002)	$ 40
Ending balance at Dec. 31, 2019	$ 35							$ 35